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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8934

ING Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258

(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated,

300 E. Lombard Street,

Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 to June 30, 2010

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2010

Classes I and S

Strategic Allocation Funds-of-Funds

■	ING Strategic Allocation Conservative Portfolio

■	ING Strategic Allocation Growth Portfolio

■	ING Strategic Allocation Moderate Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Pay now and/or later

Dear Shareholder,

It’s summer, and it’s hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill? Or do you try to tough it out, sweltering to save money? Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt? As with the heat, unless we make it through the short term, the long term won’t matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do? Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President & Chief Executive Officer

ING Funds

July 10, 2010

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World Index SM returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan’s export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product (“GDP”) growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at “only” 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks’ reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers’ index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece’s maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund (“IMF”). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another “Lehman” event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2010**	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2010**
ING Strategic Allocation Conservative Portfolio
Class I	$1,000.00	$994.40	0.09%	$0.45	$1,000.00	$1,024.35	0.09%	$0.45
Class S	1,000.00	993.30	0.34	1.68	1,000.00	1,023.11	0.34	1.71
ING Strategic Allocation Growth Portfolio
Class I	$1,000.00	$937.40	0.10%	$0.48	$1,000.00	$1,024.30	0.10%	$0.50
Class S	1,000.00	937.10	0.35	1.68	1,000.00	1,023.06	0.35	1.76
ING Strategic Allocation Moderate Portfolio
Class I	$1,000.00	$964.90	0.11%	$0.54	$1,000.00	$1,024.25	0.11%	$0.55
Class S	1,000.00	962.80	0.36	1.75	1,000.00	1,023.01	0.36	1.81

*	Expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Strategic Allocation Conservative Portfolio	ING Strategic Allocation Growth Portfolio	ING Strategic Allocation Moderate Portfolio
ASSETS:
Investments in affiliated underlying funds*	84,549,928	149,843,488	152,354,482
Short-term investments in affiliated underlying funds**	4,469,262	3,081,809	4,740,445
Receivables:
Investments in affiliated underlying funds sold	37,241	—	—
Fund shares sold	3,017	24,590	38,741
Dividends	3,167	33,326	3,875
Prepaid expenses	992	1,769	1,779
Reimbursement due from manager	10,116	11,534	13,256

Total assets	89,073,723	152,996,516	157,152,578

LIABILITIES:
Payable for affiliated underlying funds purchased	705	25,049	38,091
Payable for fund shares redeemed	40,258	54	1,416
Payable to affiliates	10,379	17,911	18,404
Payable for directors fees	445	764	785
Other accrued expenses and liabilities	45,220	50,004	62,840

Total liabilities	97,007	93,782	121,536

NET ASSETS	$88,976,716	$152,902,734	$157,031,042

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$111,414,245	$222,485,564	$214,231,455
Undistributed net investment income	445,211	1,566,546	1,206,920
Accumulated net realized loss	(22,357,575)	(49,108,579)	(45,170,079)
Net unrealized depreciation	(525,165)	(22,040,797)	(13,237,254)

NET ASSETS	$88,976,716	$152,902,734	$157,031,042

* Cost of investments in affiliated underlying funds	$85,075,164	$171,886,731	$165,591,915
** Cost of short-term investments in affiliated underlying funds	$4,469,262	$3,081,809	$4,740,445

Class I:
Net assets	$87,321,267	$151,438,458	$154,380,896
Shares authorized	100,000,000	$100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	9,369,647	17,829,409	17,392,673
Net asset value and redemption price per share	$9.32	$8.49	$8.88
Class S:
Net assets	$1,655,449	$1,464,276	$2,650,146
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	178,824	173,585	299,992
Net asset value and redemption price per share	$9.26	$8.44	$8.83

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING Strategic Allocation Conservative Portfolio	ING Strategic Allocation Growth Portfolio	ING Strategic Allocation Moderate Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$490,772	$1,652,886	$1,302,017

Total investment income	490,772	1,652,886	1,302,017

EXPENSES:
Investment management fees	37,800	66,393	66,395
Distribution and service fees	2,076	2,045	3,507
Transfer agent fees	104	182	244
Administrative service fees	25,986	45,644	45,645
Shareholder reporting expense	10,684	16,564	14,928
Professional fees	14,517	19,416	21,130
Custody and accounting expense	2,765	3,866	1,567
Directors fees	3,880	4,812	7,420
Miscellaneous expense	5,914	5,350	6,750

Total expenses	103,726	164,272	167,586
Net waived and reimbursed fees	(59,102)	(79,182)	(72,745)

Net expenses	44,624	85,090	94,841

Net investment income	446,148	1,567,796	1,207,176

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Investments	(4,720,712)	(3,369,921)	(5,283,699)
Foreign currency related transactions	(70)	—	(137)

Net realized loss	(4,720,782)	(3,369,921)	(5,283,836)

Net change in unrealized appreciation or depreciation on:
Investments	3,977,964	(8,249,334)	(1,748,574)
Foreign currency related transactions	(301)	(2,852)	(163)

Net change in unrealized appreciation or depreciation	3,977,663	(8,252,186)	(1,748,737)

Net realized and unrealized loss	(743,119)	(11,622,107)	(7,032,573)

Decrease in net assets resulting from operations	$(296,971)	$(10,054,311)	$(5,825,397)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Strategic Allocation Conservative Portfolio		ING Strategic Allocation Growth Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$446,148	$4,329,682	$1,567,796	$6,185,165
Net realized loss	(4,720,782)	(14,191,003)	(3,369,921)	(40,236,147)
Net change in unrealized appreciation or depreciation	3,977,663	24,238,063	(8,252,186)	69,463,862

Increase (decrease) in net assets resulting from operations	(296,971)	14,376,742	(10,054,311)	35,412,880

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(4,262,914)	(7,207,695)	(6,132,027)	(15,357,206)
Class S	(73,828)	(121,212)	(57,848)	(142,132)
Net realized gains:
Class I	—	—	—	(8,405,469)
Class S	—	—	—	(79,792)

Total distributions	(4,336,742)	(7,328,963)	(6,189,875)	(23,984,684)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,235,869	7,978,159	2,556,550	8,911,923
Reinvestment of distributions	4,336,742	7,328,907	6,189,875	23,984,598

	10,572,611	15,307,066	8,746,425	32,896,521
Cost of shares redeemed	(12,385,550)	(14,557,135)	(9,386,268)	(22,722,314)

Net increase (decrease) in net assets resulting from capital share transactions	(1,812,939)	749,931	(639,843)	10,174,207

Net increase (decrease) in net assets	(6,446,652)	7,797,710	(16,884,029)	21,602,403

NET ASSETS:
Beginning of period	95,423,368	87,625,658	169,786,763	148,184,360

End of period	$88,976,716	$95,423,368	$152,902,734	$169,786,763

Undistributed net investment income at end of period	$445,211	$4,335,805	$1,566,546	$6,188,625

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$1,207,176	$6,809,799
Net realized loss	(5,283,836)	(33,508,265)
Net change in unrealized appreciation or depreciation	(1,748,737)	57,157,778

Increase (decrease) in net assets resulting from operations	(5,825,397)	30,459,312

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(6,704,131)	(14,264,050)
Class S	(112,464)	(206,494)
Net realized gains:
Class I	—	(4,723,706)
Class S	—	(70,284)

Total distributions	(6,816,595)	(19,264,609)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,592,759	10,438,408
Reinvestment of distributions	6,816,595	19,264,534

	11,409,354	29,702,942
Cost of shares redeemed	(10,888,909)	(26,902,763)

Net increase in net assets resulting from capital share transactions	520,445	2,800,179

Net increase (decrease) in net assets	(12,121,547)	13,994,882

NET ASSETS:
Beginning of period	169,152,589	155,157,707

End of period	$157,031,042	$169,152,589

Undistributed net investment income at end of period	$1,206,920	$6,816,339

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)(4)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Strategic Allocation Conservative Portfolio
Class I
06-30-10	9.80	0.05		(0.08)	(0.03)	0.45	—	—	0.45	9.32	(0.56)	0.22	0.09		0.09		0.95		87,321	66
12-31-09	9.13	0.45	•	1.03	1.48	0.81	—	—	0.81	9.80	18.00	0.20	0.10		0.10		5.04		93,792	56
12-31-08	13.51	0.51		(3.39)	(2.88)	0.51	0.99	—	1.50	9.13	(23.65)	0.39	0.27	†	0.27	†	3.99	†	86,257	277
12-31-07	13.55	0.46	•	0.29	0.75	0.45	0.34	—	0.79	13.51	5.80	0.73	0.65	†	0.65	†	3.40	†	136,938	422
12-31-06	13.27	0.42	•	0.64	1.06	0.35	0.43	—	0.78	13.55	8.37	0.72	0.65		0.65		3.18		146,397	335
12-31-05	13.04	0.34		0.15	0.49	0.26	—	—	0.26	13.27	3.83	0.75	0.65		0.65		2.53		151,565	364
Class S
06-30-10	9.73	0.02		(0.06)	(0.04)	0.43	—	—	0.43	9.26	(0.67)	0.47	0.34		0.34		0.71		1,655	66
12-31-09	9.06	0.43	•	1.02	1.45	0.78	—	—	0.78	9.73	17.79	0.45	0.35		0.35		4.89		1,631	56
12-31-08	13.44	0.39		(3.29)	(2.90)	0.49	0.99	—	1.48	9.06	(23.92)	0.64	0.52	†	0.52	†	3.89	†	1,368	277
12-31-07	13.50	0.42	•	0.29	0.71	0.43	0.34	—	0.77	13.44	5.53	0.98	0.90	†	0.90	†	3.18	†	1,529	422
12-31-06	13.25	0.39	•	0.64	1.03	0.35	0.43	—	0.78	13.50	8.13	0.97	0.90		0.90		3.00		717	335
08-05-05(5) - 12-31-05	13.06	0.06		0.13	0.19	—	—	—	—	13.25	1.45	1.00	0.90		0.90		2.68		118	364

ING Strategic Allocation Growth Portfolio
Class I
06-30-10	9.39	0.10		(0.65)	(0.55)	0.35	—	—	0.35	8.49	(6.26)	0.20	0.10		0.10		1.89		151,438	20
12-31-09	9.04	0.37		1.48	1.85	0.97	0.53	—	1.50	9.39	25.37	0.20	0.13		0.13		4.12		168,071	75
12-31-08	16.57	0.38		(5.65)	(5.27)	0.33	1.93	—	2.26	9.04	(36.13)	0.39	0.33	†	0.33	†	2.83	†	146,862	235
12-31-07	17.06	0.30	•	0.52	0.82	0.30	1.01	—	1.31	16.57	5.04	0.71	0.71	†	0.71	†	1.79	†	269,587	240
12-31-06	15.48	0.28	•	1.73	2.01	0.22	0.21	—	0.43	17.06	13.19	0.71	0.71		0.71		1.77		298,451	233
12-31-05	14.76	0.22		0.68	0.90	0.18	—	—	0.18	15.48	6.20	0.73	0.73		0.73		1.43		287,566	232
Class S
06-30-10	9.32	0.08	•	(0.63)	(0.55)	0.33	—	—	0.33	8.44	(6.29)	0.45	0.35		0.35		1.63		1,464	20
12-31-09	8.99	0.32	•	1.49	1.81	0.95	0.53	—	1.48	9.32	24.90	0.45	0.38		0.38		3.88		1,715	75
12-31-08	16.49	0.32	•	(5.57)	(5.25)	0.32	1.93	—	2.25	8.99	(36.19)	0.64	0.58	†	0.58	†	2.72	†	1,322	235
12-31-07	17.00	0.26	•	0.52	0.78	0.28	1.01	—	1.29	16.49	4.77	0.96	0.96	†	0.96	†	1.55	†	725	240
12-31-06	15.46	0.23	•	1.73	1.96	0.21	0.21	—	0.42	17.00	12.91	0.96	0.96		0.96		1.47		308	233
08-05-05(5) - 12-31-05	14.98	0.06		0.42	0.48	—	—	—	—	15.46	3.20	0.98	0.98		0.98		1.27		29	232
ING Strategic Allocation Moderate Portfolio
Class I
06-30-10	9.58	0.08		(0.38)	(0.30)	0.40	—	—	0.40	8.88	(3.51)	0.20	0.11		0.11		1.46		154,381	42
12-31-09	9.10	0.39	•	1.30	1.69	0.91	0.30	—	1.21	9.58	21.84	0.21	0.13		0.13		4.47		166,449	62
12-31-08	15.16	0.44		(4.54)	(4.10)	0.40	1.56	—	1.96	9.10	(30.48)	0.38	0.31	†	0.31	†	3.35	†	152,965	255
12-31-07	15.32	0.36	•	0.44	0.80	0.36	0.60	—	0.96	15.16	5.48	0.72	0.70	†	0.70	†	2.36	†	263,759	302
12-31-06	14.35	0.33	•	1.23	1.56	0.27	0.32	—	0.59	15.32	11.17	0.71	0.70		0.70		2.26		298,715	258
12-31-05	13.91	0.26	•	0.39	0.65	0.21	—	—	0.21	14.35	4.70	0.74	0.70		0.70		1.89		289,673	301

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)  (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)(4)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Strategic Allocation Moderate Portfolio (Continued)
Class S
06-30-10	9.53	0.06		(0.38)	(0.32)	0.38	—	—	0.38	8.83	(3.72)	0.45	0.36		0.36		1.24		2,650	42
12-31-09	9.05	0.38		1.28	1.66	0.88	0.30	—	1.18	9.53	21.60	0.46	0.38		0.38		4.34		2,703	62
12-31-08	15.10	0.37	•	(4.48)	(4.11)	0.38	1.56	—	1.94	9.05	(30.68)	0.63	0.56	†	0.56	†	3.30	†	2,192	255
12-31-07	15.27	0.32	•	0.44	0.76	0.33	0.60	—	0.93	15.10	5.25	0.97	0.95	†	0.95	†	2.11	†	1,192	302
12-31-06	14.34	0.29	•	1.22	1.51	0.26	0.32	—	0.58	15.27	10.80	0.96	0.95		0.95		2.00		693	258
06-07-05(5) - 12-31-05	14.02	0.17	•	0.36	0.53	0.21	—	—	0.21	14.34	3.81	0.99	0.95		0.95		1.80		362	301

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or life insurance policy.
(4)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or the Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Strategic Allocation Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Company was incorporated under the laws of Maryland on October 14, 1994. There are three separate investment series (each a “Portfolio”, collectively the “Portfolios”) that comprise the Company: ING Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”), ING Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”), and ING Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate”). Each Portfolio currently seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and each uses asset allocation strategies to determine how to invest in the Underlying Funds. The Underlying Funds, in turn, invest in equity and fixed-income securities and money market instruments.

Each Portfolio offers Class I and Class S shares. Each class has equal rights as to class and voting privileges. The two classes differ principally in the applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from a Portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Shares of the Portfolios may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”). Shares may also be offered to qualified pension and retirement plans outside the Variable Contract and to certain investment advisers and their affiliates.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on each Portfolio’s behalf.

ING Investments, LLC serves as the investment adviser (“ING Investments” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. serves as the Sub-Adviser (“ING IIM” or the “Sub-Adviser”) to the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Sub-Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. Security Valuation. The valuations of the Portfolios’ investments in Underlying Funds are based on the net asset value of the Underlying Funds each business day.

Fair value is defined as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of a Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal

Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to their shareholders. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management believes the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, the cost of purchases and the proceeds from the sales of the Underlying Funds, were as follows:

	Purchases	Sales
Strategic Allocation Conservative	$59,124,298	$64,526,350
Strategic Allocation Growth	32,405,190	37,366,625
Strategic Allocation Moderate	68,043,422	72,821,628

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser.

During periods when each Portfolio invests all, or substantially all of its assets in another investment company, the Investment Management Agreement compensates the Investment Adviser with a fee of 0.08%, computed daily and payable monthly, based on the average daily net assets of each Portfolio.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

During periods when the Portfolios invest directly in investment securities, each Portfolio pays the Investment Adviser a fee of 0.60%, computed daily and payable monthly, based on the amount of average daily net assets of each Portfolio invested in such direct investment.

The Investment Adviser entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

Pursuant to the Administration Agreement, IFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio’s Class S shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2010, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Strategic Allocation Conservative	$5,946	$4,088	$345	$10,379
Strategic Allocation Growth	10,430	7,170	311	17,911
Strategic Allocation Moderate	10,574	7,269	561	18,404

At June 30, 2010, the following wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Strategic Allocation Conservative (93.52%); Strategic Allocation Growth (94.67%); Strategic Allocation Moderate (93.23%).

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Company has adopted a Deferred Compensation Plan (“Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Policy.

NOTE 7 — OTHER ACCRUED EXPENSES & LIABILITIES

At June 30, 2010, the following Portfolios had the below payables included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
Strategic Allocation Conservative	Audit	$9,833
	Miscellaneous	6,033
	Postage	19,083
Strategic Allocation Growth	Audit	15,643
	Legal	5,727
	Postage	20,161
Strategic Allocation Moderate	Audit	15,861
	Legal	6,928
	Postage	33,859

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

ING Investments entered into written expense limitation agreements (“Expense Limitation Agreements”) with each of the Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class I	Class S
Strategic Allocation Conservative	0.65%	0.90%
Strategic Allocation Growth(2)	0.75%	1.00%
Strategic Allocation Moderate	0.70%	0.95%

(1)

These operating expense limits take into account operating expenses incurred at the underlying fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	The side expense limits for the Portfolio are 0.71% and 0.96% for Classes I and S, respectively through April 4, 2011.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2010, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2011	2012	2013	Total
Strategic Allocation Conservative	$102,566	$147,667	$80,812	$331,045
Strategic Allocation Growth	41,746	119,464	129,142	290,352
Strategic Allocation Moderate	94,956	178,821	93,769	367,546

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Strategic Allocation Conservative
Class ADV(1)
06-30-10	—	—	(74)	(74)	(1,023)	(3)	26	(1,000)
12-31-09	—	—	(1)	(1)	—	—	(10)	(10)
Class I
06-30-10	632,550	433,223	(1,266,605)	(200,832)	6,156,411	4,262,917	(12,343,272)	(1,923,944)
12-31-09	852,622	888,742	(1,617,628)	123,736	7,722,421	7,207,695	(14,316,172)	613,944
Class S
06-30-10	8,037	7,549	(4,383)	11,203	80,481	73,828	(42,304)	112,005
12-31-09	29,074	15,057	(27,514)	16,617	255,738	121,212	(240,953)	135,997
Strategic Allocation Growth
Class ADV(1)
06-30-10	—	—	(59)	(59)	(1,039)	(5)	39	(1,005)
12-31-09	—	—	—	—	—	—	—	—
Class I
06-30-10	268,970	640,755	(980,661)	(70,936)	2,507,728	6,132,032	(9,187,722)	(547,962)
12-31-09	1,042,845	3,264,104	(2,649,175)	1,657,774	8,687,720	23,762,674	(22,554,739)	9,895,655
Class S
06-30-10	5,430	6,083	(22,004)	(10,491)	49,861	57,848	(198,585)	(90,876)
12-31-09	27,442	30,652	(21,168)	36,926	224,203	221,924	(167,575)	278,552

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Strategic Allocation Moderate
Class ADV(1)
06-30-10	—	—	(65)	(65)	(1,037)	(4)	46	(995)
12-31-09	—	—	(1)	(1)	—	—	(11)	(11)
Class I
06-30-10	446,526	692,576	(1,114,737)	24,365	4,296,638	6,704,135	(10,643,485)	357,288
12-31-09	1,170,739	2,478,819	(3,099,864)	549,694	10,150,538	18,987,756	(26,669,245)	2,469,049
Class S
06-30-10	30,684	11,666	(25,883)	16,467	297,158	112,464	(245,470)	164,152
12-31-09	33,696	36,275	(28,604)	41,367	287,870	276,778	(233,507)	331,141

(1)	Class ADV closed on April 6, 2010.

NOTE 10 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgements by the Adviser or Sub-Adviser. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that under performs other funds or asset classes.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the

U.S. dollar from movements in currency, and changes in

security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

Emerging Markets Investments. Certain Underlying Funds may invest in emerging markets. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
Strategic Allocation Conservative	$4,336,742	$7,328,963	$—
Strategic Allocation Growth	6,189,875	15,499,554	8,485,130
Strategic Allocation Moderate	6,816,595	14,471,197	4,793,412

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2009 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Expiration Dates
Strategic Allocation Conservative	$4,335,805	$(8,915,505)	$(710,796)	2016
			(12,513,320)	2017

			$(13,224,116)

Strategic Allocation Growth	6,188,625	(24,909,518)	(34,617,751)	2017
Strategic Allocation Moderate	6,816,339	(20,839,061)	(30,535,699)	2017

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of June 30, 2010, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — SUBSEQUENT EVENTS

Effective June 3, 2010, the Portfolios’ Board of Directors approved the addition of an Underlying Fund in which the Portfolios’ may invest. Effective on or about August 30, 2010, the Portfolios may invest in ING Alternative Beta Fund.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ASSET ALLOCATION AS OF JUNE 30, 2010 (AS A PERCENTAGE OF NET ASSETS)

Affiliated Underlying Funds		ING Strategic Allocation Conservative Portfolio		ING Strategic Allocation Growth Portfolio		ING Strategic Allocation Moderate Portfolio
ING Clarion Global Real Estate Portfolio - Class I	%	4.0		5.0		5.0
ING Growth and Income Portfolio - Class I	%	9.9		22.0		12.9
ING Institutional Prime Money Market Fund - Class I	%	5.0		2.0		3.0
ING Intermediate Bond Portfolio - Class I	%	50.2		13.1		32.2
ING International Index Portfolio - Class I	%	13.0		25.0		20.0
ING MidCap Opportunities Portfolio - Class I	%	4.0		9.0		6.0
ING Small Company Portfolio - Class I	%	4.0		9.0		6.0
ING Tactical Asset Allocation Fund - Class I	%	9.9		14.9		14.9
Other assets and liabilities - Net	%	(0.0	)*	(0.0	)*	(0.0	)*

	%	100.0		100.0		100.0

*	Amount is more than (0.05)%

See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 95.0%
412,322	ING Clarion Global Real Estate Portfolio - Class I		$3,541,846
489,167	ING Growth and Income Portfolio - Class I		8,853,920
3,621,197	ING Intermediate Bond Portfolio - Class I		44,685,567
1,688,695	ING International Index Portfolio - Class I		11,550,671
395,446	ING MidCap Opportunities Portfolio - Class I		3,539,240
244,016	ING Small Company Portfolio - Class I		3,538,228
1,207,713	ING Tactical Asset Allocation Fund - Class I		8,840,456
	Total Affiliated Investment Companies (Cost $ 85,075,164)		84,549,928

SHORT-TERM INVESTMENTS: 5.0%
	Affiliated Mutual Fund: 5.0%
4,469,261	ING Institutional Prime Money Market Fund - Class I		4,469,262
	Total Short-Term Investments (Cost $ 4,469,262)		4,469,262

	Total Investments in Securities (Cost $ 89,544,426)*	100.0%	$89,019,190
	Other Assets and Liabilities - Net	(0.0)	(42,474)

	Net Assets	100.0%	$88,976,716

*	Cost for federal income tax purposes is $98,318,162.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,030,661
Gross Unrealized Depreciation	(12,329,633)

Net Unrealized Depreciation	$(9,298,972)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$84,549,928	$—	$—	$84,549,928
Short-Term Investments	4,469,262	—	—	4,469,262

Total Investments, at value	$89,019,190	$—	$—	$89,019,190

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 98.0%
888,495	ING Clarion Global Real Estate Portfolio - Class I		$7,632,174
1,855,190	ING Growth and Income Portfolio - Class I		33,578,935
1,623,049	ING Intermediate Bond Portfolio - Class I		20,028,430
5,598,292	ING International Index Portfolio - Class I		38,292,315
1,533,834	ING MidCap Opportunities Portfolio - Class I		13,727,813
946,475	ING Small Company Portfolio - Class I		13,723,889
3,122,942	ING Tactical Asset Allocation Fund - Class I		22,859,932
	Total Affiliated Investment Companies (Cost $ 171,886,731)		149,843,488

SHORT-TERM INVESTMENTS: 2.0%
	Affiliated Mutual Fund: 2.0%
3,081,809	ING Institutional Prime Money Market Fund - Class I		3,081,809
	Total Short-Term Investments (Cost $ 3,081,809)		3,081,809

	Total Investments in Securities (Cost $ 174,968,540)*	100.0%	$152,925,297
	Other Assets and Liabilities - Net	(0.0)	(22,563)

	Net Assets	100.0%	$152,902,734

*	Cost for federal income tax purposes is $181,892,434.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$4,021,010
Gross Unrealized Depreciation	(32,988,147)

Net Unrealized Depreciation	$(28,967,137)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$149,843,488	$—	$—	$149,843,488
Short-Term Investments	3,081,809	—	—	3,081,809

Total Investments, at value	$152,925,297	$—	$—	$152,925,297

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 97.0%
911,128	ING Clarion Global Real Estate Portfolio - Class I		$7,826,592
1,124,174	ING Growth and Income Portfolio - Class I		20,347,544
4,096,967	ING Intermediate Bond Portfolio - Class I		50,556,572
4,592,718	ING International Index Portfolio - Class I		31,414,192
1,048,604	ING MidCap Opportunities Portfolio - Class I		9,385,005
647,057	ING Small Company Portfolio - Class I		9,382,322
3,202,494	ING Tactical Asset Allocation Fund - Class I		23,442,255
	Total Affiliated Investment Companies (Cost $ 165,591,915)		152,354,482

SHORT-TERM INVESTMENTS: 3.0%
	Affiliated Mutual Fund: 3.0%
4,740,445	ING Institutional Prime Money Market Fund - Class I		4,740,445
	Total Short-Term Investments (Cost $ 4,740,445)		4,740,445

	Total Investments in Securities (Cost $ 170,332,360)*	100.0%	$157,094,927
	Other Assets and Liabilities - Net	(0.0)	(63,885)

	Net Assets	100.0%	$157,031,042

*	Cost for federal income tax purposes is $184,078,516.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$4,394,664
Gross Unrealized Depreciation	(31,378,253)

Net Unrealized Depreciation	$(26,983,589)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$152,354,482	$—	$—	$152,354,482
Short-Term Investments	4,740,445	—	—	4,740,445

Total Investments, at value	$157,094,927	$—	$—	$157,094,927

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

(formerly, PNC Global Investment Servicing (U.S.) Inc.)

301 Bellevue Parkway

Willmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-SAIS	(0610-081910)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.
(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.
(a)(3)	Not required for semi-annual filing.
(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date: September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date: September 3, 2010

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date: September 3, 2010